CONTRACT BALANCES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Accounts receivable	¥ 3,048,182	¥ 2,532,280
Less: allowance for credit losses	(26,226)	(39,221)	¥ (20,728)
Accounts receivable, net	3,021,956	2,493,059
Accounts receivable, net of allowance for credit losses	3,021,956	2,493,059
Movement of the allowance for credit losses
Balance at the beginning of the year	39,221	20,728	12,124
Allowance made (reversal of allowance) during the year	(13,173)	18,294	7,744
Foreign exchange impact	178	199	860
Balance at the end of the year	26,226	39,221	20,728
Deferred Revenue
Beginning balance	187,568
Decrease	(45,724)
Closing balance	141,844	187,568
Deferred revenue expected to be recognized as revenue after one year	50,869	67,683
Revenue recognized from the opening deferred revenue balance	144,983	161,391	¥ 122,378
Asset pledged as security | Long-term borrowings
Accounts receivable, net
Accounts receivable, net of allowance for credit losses	2,383,419	1,694,012
Asset pledged as security | Finance lease and other financing obligations
Accounts receivable, net
Accounts receivable, net of allowance for credit losses	¥ 133,788	¥ 69,264